Transamerica Series Trust
Supplement dated January 7, 2010
to the Statement of Additional Information dated November 19, 2009, as supplemented
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The following information supplements and replaces certain information in “Appendix D — Portfolio Managers”:
Transamerica Balanced VP
Transamerica Balanced VP

	Registered Investment			Other Pooled Investment
	Companies			Vehicles			Other Accounts
		Assets			Assets
Portfolio Manager	Number	Managed		Number	Managed		Number	Assets Managed
Kirk J. Kim (lead-equity)	8	$670.8	million	0	$0		4	$348.6	million
John D. Lawrence (co-equity)	0	$0		3	$62.4	million	0	$0
Gary U. Rollé (co-equity)	13	$4.17	billion	1	$88.2	million	80	$1.43	billion
Greg D. Haendel (lead-fixed-income)	10	$2.17	billion	0	$0		12	$650.9	million
Derek S. Brown (co-fixed-income)	1	$791.5	million	0	$0		15	$1.56	billion
Brian W. Westhoff (co-fixed-income)	5	$301.2	million	0	$0		1	$31.34	million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kirk J. Kim (lead-equity)	0	$0		0	$0		0	$0
John D. Lawrence (co-equity)	0	$0		0	$0		0	$0
Gary U. Rollé (co-equity)	0	$0		0	$0		0	$0
Greg D. Haendel (lead-fixed-income)	0	$0		0	$0		0	$0
Derek S. Brown (co-fixed-income)	0	$0		0	$0		0	$0
Brian W. Westhoff (co-fixed-income)	0	$0		0	$0		0	$0
Transamerica Equity VP
Transamerica Equity VP

	Registered Investment			Other Pooled Investment
	Companies			Vehicles			Other Accounts
		Assets			Assets
Portfolio Manager	Number	Managed		Number	Managed		Number	Assets Managed
John J. Huber (lead)	3	$228.2	million	1	$54.78	million	1	$88.98	million
Kirk J. Kim (co)	8	$670.8	million	0	$0		4	$348.6	million
Gary U. Rollé (co)	13	$4.17	billion	1	$88.2	million	80	$1.43	billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
John J. Huber (lead)	0	$0		0	$0		0	$0
Kirk J. Kim (co)	0	$0		0	$0		0	$0
Gary U. Rollé (co)	0	$0		0	$0		0	$0

Transamerica Equity II VP
Transamerica Equity II VP

	Registered Investment			Other Pooled Investment
	Companies			Vehicles			Other Accounts
		Assets			Assets
Portfolio Manager	Number	Managed		Number	Managed		Number	Assets Managed
John J. Huber (lead)	3	$228.2	million	1	$54.78	million	1	$88.98	million
Kirk J. Kim (co)	8	$670.8	million	0	$0		4	$348.6	million
Gary U. Rollé (co)	13	$4.17	billion	1	$88.2	million	80	$1.43	billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
John J. Huber (lead)	0	$0		0	$0		0	$0
Kirk J. Kim (co)	0	$0		0	$0		0	$0
Gary U. Rollé (co)	0	$0		0	$0		0	$0
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Investors Should Retain this Supplement for Future Reference